Fair Value Measurements - Schedule of Fair Value of Warrants (Detail)	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 $ / shares
Fair value of shares of redeemable convertible preferred | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Share price	$ 1.39	$ 1.36	$ 2.05
Fair value of shares of redeemable convertible preferred | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Share price	$ 27.00	$ 2.40	$ 3.25
Expected term (in years) | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value of warrants expected term (in years)	3 years 2 months 26 days	3 years 8 months 26 days	4 years 8 months 26 days
Expected term (in years) | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value of warrants expected term (in years)	7 years 3 months	7 years 6 months	8 years 6 months
Expected volatility | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value of warrants measurement input	53.7	48.1	48.8
Expected volatility | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value of warrants measurement input	57.2	50.0	50.1
Risk-free interest rate | Minimum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value of warrants measurement input	0.18	1.76	2.51
Risk-free interest rate | Maximum
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value of warrants measurement input	1.83	1.83	2.59
Dividend yield
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Fair value of warrants measurement input	0	0	0